Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Oct. 28, 2026	Oct. 21, 2026
Subsequent Events (Details) [Line Items]
Purchase in additional shares		313,604
October PIPE Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Purchase in additional shares		1,000,000
Purchase price per share (in Dollars per share)		$ 10
Additional aggregate purchase (in Dollars)		$ 10,000
October PIPE Investor [Member]
Subsequent Events (Details) [Line Items]
Purchase in additional shares		86,957
IPO [Member] | Extraordinary General Meeting in Lieu of an Annual Meeting [Member]
Subsequent Events (Details) [Line Items]
Redemption price per share (in Dollars per share)	$ 10.85
Aggregate redemption amount (in Dollars)	$ 154,300
Public shares remaining issued and outstanding	3,046,534
Common Class A [Member] | IPO [Member] | Extraordinary General Meeting in Lieu of an Annual Meeting [Member]
Subsequent Events (Details) [Line Items]
Public shares redeemed	14,203,466